Income Taxes - Components of Income Tax Expense (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Current:
Federal	$ 14,071	$ 18,268
State		3,149
Deferred Federal	0	0
Deferred State	0	0
Income tax expense	$ 14,071	$ 21,417